Employee Benefit Plan, Fair Value and NAV (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value [Line Items]
Net appreciation of investments	$ 497,822,382	$ 1,481,013,393
Investments, at fair value	8,247,407,098	7,859,328,486
EBP, Employer Contribution Receivable [Line Items]
Employer	49,703,324	49,898,186
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value [Line Items]
Investments, at fair value	231,082,289	198,991,084
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value [Line Items]
Investments, at fair value	8,016,324,809	7,660,337,402
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value [Line Items]
Investments, at fair value	0	0
Mutual Funds
EBP, Investment, Fair Value [Line Items]
Investments, at fair value	231,082,289	198,991,084
Mutual Funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value [Line Items]
Investments, at fair value	231,082,289	198,991,084
Mutual Funds | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value [Line Items]
Investments, at fair value	0	0
Mutual Funds | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value [Line Items]
Investments, at fair value	0	0
Publix Stock
EBP, Investment, Fair Value [Line Items]
Investments, at fair value	5,486,909,421	5,628,950,800
Publix Stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value [Line Items]
Investments, at fair value	0	0
Publix Stock | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value [Line Items]
Investments, at fair value	5,486,909,421	5,628,950,800
Publix Stock | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value [Line Items]
Investments, at fair value	0	0
Collective Investment Funds
EBP, Investment, Fair Value [Line Items]
Investments, at fair value	2,529,415,388	2,031,386,602
Collective Investment Funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value [Line Items]
Investments, at fair value	0	0
Collective Investment Funds | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value [Line Items]
Investments, at fair value	2,529,415,388	2,031,386,602
Collective Investment Funds | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value [Line Items]
Investments, at fair value	$ 0	$ 0